Shareholders' equity - Summary of Calculation of Dividends and Interest on Capital (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends [abstract]
Statutory net income	R$ 21,108	R$ 18,853	R$ 21,084
Legal reserve	(1,055)	(943)	(1,054)
Dividend calculation basis	20,053	17,910	20,030
Mandatory dividend	5,013	4,478	5,007
Dividends and Interest on Capital Paid / Provided for / Identified	R$ 17,558	R$ 10,000	R$ 7,305